Common Stock	12 Months Ended
Dec. 31, 2021
Common Stock
6. Common Stock

6. Common Stock

The fair value of common shares issued for services or settlement of debt is based on the end of day trading price of the Company’s common stock on the date of issuance. The Company has an unlimited number of authorized common shares with no par value.

Year Ended December 31, 2021

(a)	On January 7, 2021, the Company issued 213,333 common shares at $0.75 per share for proceeds of $160,000, which was received as at December 31, 2020.

(b)	On January 21, 2021, the Company issued 227,000 common shares at $0.75 per share for proceeds of $170,250.

(c)	On January 21, 2021, the Company issued 5,000 common shares with a fair value of $12,450 to third party consultants for consulting services.

(d)	On February 8, 2021, the Company issued 53,334 common shares at $0.75 per shares for proceeds of $40,000.

(e)	On February 22, 2021, the Company issued 10,000 common shares at $1.00 per shares for proceeds of $10,000.

(f)	On May 12, 2021, the Company issued 75,000 common shares at $1.00 per shares for proceeds of $75,000

(g)	On June 1, 2021, the Company agreed to issue 220,000 common shares with a fair value of $525,800 for compensation services to officers and directors of the Company as at June 1, 2021. As at December 31, 2021, the amounts are recorded as shares issuable. Refer to Note 9.

(h)	On July 29, 2021, the Company issued 100,000 common shares at $1.00 per shares for proceeds of $100,000.

(i)	On August 2, 2021, the Company issued 40,000 common shares with a fair value of $86,000 to third party consultants for consulting services.

(j)	On October 21, 2021, the Company issued 150,000 common shares at $1.00 per share for proceeds of $150,000.

(k)	On November 5, 2021, the Company issued 80,000 common shares for services with a fair value of $99,200.

(l)	On November 10, 2021, the Company issued 50,000 common shares at $1.00 per share for proceeds of $50.000.

(m)	On November 18, 2021, the Company issued 25,000 common shares at $1.00 per share for proceeds of $25,000.

(n)	On November 23, 2021, the Company issued 40,000 common shares at $1.00 per share for proceeds of $40,000.

(o)	On December 20, 2021, the Company received share subscription proceeds of $150,000 for common shares issued subsequent to December 31, 2021.

Year Ended December 31, 2020

(a)	On January 13, 2020, the Company issued 358,334 common shares at $0.60 per share for proceeds of $215,000, of which $10,000 was received as at December 31, 2019.

(b)	On February 27, 2020, the Company issued 41,667 common shares at $0.60 per share for proceeds of $25,000.

(c)	On March 20, 2020, the Company issued 16,521 common shares with a fair value of $31,390 to settle outstanding accounts payable.

6.   Common Shares (continued)

Year Ended December 31, 2020 (continued)

(d)	On March 25, 2020, the Company issued 333,335 common shares at $0.60 per shares for proceeds of $200,000.

(e)	On June 1, 2020, the Company issued 366,668 common shares with a fair value of $320,835 for compensation services to officers and directors of the Company.

(f)	On June 9, 2020, the Company issued 125,000 common shares with a fair value of $198,750 to third party consultants for consulting services.

(g)	On June 9, 2020, the Company issued 183,334 common shares at $0.60 per share for proceeds of $110,000.

(h)	On July 2, 2020, the Company issued 473,337 common shares at $0.60 per share for proceeds of $284,000.

(i)	On July 24, 2020, the Company issued 693,335 common shares at $0.60 per share for proceeds of $416,000.

(j)	On August 27, 2020, the Company issued 100,000 common shares at $0.60 per share for proceeds of $60,000.

(k)	On August 28, 2020, the Company issued 125,000 common shares with a fair value of $198,750 to third party consultants for consulting services.

(l)	On August 31, 2020, the Company issued 100,000 common shares at $0.60 per share for proceeds of $60,000.

(m)	On September 3, 2020, the Company issued 66,667 common shares at $0.60 per share for proceeds of $50,000.

(n)	On September 23, 2020, the Company issued 280,000 common shares at $0.60 per share for proceeds of $210,000.

(o)	On October 7, 2020, the Company issued 14,166 common shares for consulting services with a fair value of $31,500.

(p)	On October 8, 2020, the Company issued 133,334 common shares at $0.60 per share for proceeds of $100,000.

(q)	On October 23, 2020, the Company issued 133,334 common shares at $0.60 per share for proceeds of $100,000.

(r)	On December 31, 2020, the Company received proceeds of $160,000 for common shares issued subsequent to December 31, 2020. As at December 31, 2020, the amounts are recorded as shares issuable.

Year Ended December 31, 2019

(s)	On May 31, 2019, the Company issued 725,000 common shares at $0.60 per share for proceeds of $435,000, of which 333,333 common shares for proceeds of $200,000 were issued to directors of the Company.

(t)	On May 31, 2019, the Company issued 17,893 common shares with a fair value of $25,051 to settle debt of $10,736, resulting in a loss on settlement of debt of $14,315.

(u)

On May 31, 2019, the Company issued 250,000 common shares to settle debt owed to the President and Director of the Company of $150,000. The Company used a fair value of $350,000, being the end of day trading price of the Company’s common shares on the date of issuance, to value the shares issued which resulted in the excess charge of $200,000 recorded against additional paid-in capital.

(v)	On June 18, 2019, the Company issued 416,667 common shares at $0.60 per share for proceeds of $250,000, of which 83,333 common shares for proceeds of $50,000 were issued to a director of the Company.

(w)	On June 18, 2018, the Company issued 600,000 common shares with a fair value of $669,176 to directors and officers of the Company for services.

(x)	On August 5, 2019, the Company issued 133,333 common shares at $0.60 per share for proceeds of $80,000, of which 100,000 common shares for proceeds of $60,00 were issued to a director of the Company.

(y)

On August 30, 2019, the Company issued 311,668 common shares at $0.60 per share for proceeds of $187,000, of which 70,000 common shares for proceeds of $42,000 were issued to a director of the Company.

(z)

On September 27, 2019, the Company issued 358,335 common shares at $0.60 per share for proceeds of $215,000, of which 108,333 common shares for proceeds of $65,000 were issued to a director or family member of a director of the Company.

(aa)	On November 7, 2019, the Company issued 50,000 common shares at $0.60 per share for proceeds of $30,000.

(bb)	On November 20, 2019, the Company issued 83,334 common shares at $0.60 per share for proceeds of $50,000.

(cc)	On December 5, 2019, the Company issued 420,000 common shares at $0.60 per share for proceeds of $252,000.

(dd)

On December 20, 2019, the Company issued 103,334 common shares at $0.60 per share for proceeds of $62,000, of which 50,000 common shares for proceeds of $30,000 were issued to a director of the Company.

(ee)

On December 20, 2019, the Company issued 125,000 common shares with a fair value of $303,750 to a shareholder of the Company to settle shareholder loan with a fair value of $75,000, resulting in a loss on settlement of debt of $228,750.